Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue, net	$ 31,066	$ 36,016	$ 38,359
Cost of Sales	(21,353)	(27,366)	(28,617)
Gross Profit	9,713	8,650	9,742
Operating costs and expenses:
Selling and distribution	(1,720)	(952)	(1,502)
General and administrative	(8,735)	(10,776)	(6,745)
Share-based compensation	(1,196)
Total operating costs and expenses	(11,651)	(11,728)	(8,247)
(Loss) Profit from operations	(1,938)	(3,078)	1,495
Other Income (expenses):-
Gain on early termination on lease liability		113
Gain from disposal of plant and equipment	50	5,048	2
Interest income	220	57		[1]
Interest expenses	(1,505)	(1,105)	(748)
Dividend income	13	16	7
Government grants	21	22	81
Foreign exchange loss, net	(219)	(43)	(93)
Other income	194	656	813
Total other (loss) income, net	(1,226)	4,764	62
(Loss) Profit before income taxes	(3,164)	1,686	1,557
Add (Less): Income tax credit (expenses)	310	53	(529)
NET (LOSS) INCOME	(2,854)	1,739	1,028
Less: Net income (loss) attributable to Non-controlling interest		50	(50)
NET (LOSS) INCOME ATTRIBUTABLE TO EQUITY HOLDER OF THE COMPANY	$ (2,854)	$ 1,789	$ 978
Net (loss) income per share
Basic	$ (0.09)	$ 0.06	$ 0.04
Diluted	$ (0.09)	$ 0.06	$ 0.04
Weighted average number of ordinary shares outstanding
Basic	31,762	29,284	24,800
Diluted	31,762	29,284	24,800
Other comprehensive (loss) income:
Foreign currency translation adjustment	$ (84)	$ 269	$ (74)
COMPREHENSIVE (LOSS) INCOME	$ (2,938)	$ 2,058	$ 904

[1]	This figure is immaterial